LAND USE RIGHTS - Estimated future amortization expenses (Details) - Jun. 30, 2019 - Use Rights [Member]	USD ($)	CNY (¥)
Finite-Lived Intangible Assets [Line Items]
2020	$ 3,967	¥ 27,239
2021	3,967	27,239
2022	3,967	27,239
2023	3,967	27,239
2024	3,967	27,239
Thereafter	170,630	1,171,692
Total	$ 190,465	¥ 1,307,887